WARRANT LIABILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Warrant Liability
Balance at beginning of the year	$ 1,629,797
Warrants issued during the year		1,637,887
Fair value adjustment	(563,466)	(8,197)
Effect of movement in exchange rates	94,778	107
Balance at end of the year	$ 1,161,109	$ 1,629,797